VIRTUS SGA NEW LEADERS GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Communication Services—9.7%
Kakao Corp.	3,308	$ 178
Match Group, Inc.(1)	3,254	227
Spotify Technology S.A.(1)	1,710	160
		565

Consumer Discretionary—8.8%
Huazhu Group Ltd.	41,436	161
MercadoLibre, Inc.(1)	254	162
Yum! Brands, Inc.	1,686	191
		514

Consumer Staples—12.1%
China Mengniu Dairy Co., Ltd.(1)	36,874	184
CP ALL PCL	141,588	240
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	2,530	171
Raia Drogasil S.A.	30,376	112
		707

Financials—9.8%
First Republic Bank	1,257	181
MSCI, Inc. Class A	445	184
XP, Inc. Class A(1)	11,646	209
		574

Health Care—24.1%
Alcon, Inc.(2)	2,472	173
ICON plc ADR(1)	847	184
IDEXX Laboratories, Inc.(1)	329	115
IQVIA Holdings, Inc.(1)	1,209	262
M3, Inc.	3,794	109
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	151,290	176
STERIS plc	885	182
Veeva Systems, Inc. Class A(1)	1,039	206
		1,407

Industrials—3.3%
CoStar Group, Inc.(1)	3,201	193
Information Technology—22.4%
Adyen N.V.(1)	101	147
Atlassian Corp. plc Class A(1)	899	168
Autodesk, Inc.(1)	1,276	219
EPAM Systems, Inc.(1)	375	111
FleetCor Technologies, Inc.(1)	1,096	230
Okta, Inc. Class A(1)	1,731	157
RingCentral, Inc. Class A(1)	2,068	108
Workday, Inc. Class A(1)	1,236	173
		1,313

Materials—6.1%
Ball Corp.	2,538	174
	Shares	Value

Materials—continued
Ecolab, Inc.	1,207	$ 186
		360

Real Estate—3.1%
Equinix, Inc.	277	182
Total Common Stocks (Identified Cost $7,765)		5,815

Total Long-Term Investments—99.4% (Identified Cost $7,765)		5,815

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(3)	41,801	42
Total Short-Term Investment (Identified Cost $42)		42

Securities Lending Collateral—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(3)(4)	91,975	92
Total Securities Lending Collateral (Identified Cost $92)		92

TOTAL INVESTMENTS—101.7% (Identified Cost $7,899)		$5,949
Other assets and liabilities, net—(1.7)%		(101)
NET ASSETS—100.0%		$5,848

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	54%
Brazil	8
Ireland	6
China	6
Thailand	4
Hong Kong	3
South Korea	3
Other	16
Total	100%
† % of total investments as of June 30, 2022.
See Notes to Schedule of Investments

VIRTUS SGA NEW LEADERS GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$5,815	$5,815
Securities Lending Collateral	92	92
Money Market Mutual Fund	42	42
Total Investments	$5,949	$5,949
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
See Notes to Schedule of Investments

VIRTUS SGA New Leaders Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
 Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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